Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.34

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	Exception Report
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2025030575	XXX	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received recorded Statutory Form Fiduciary Deed and confirmed Vesting. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received recorded Statutory Form Fiduciary Deed and confirmed Vesting. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025030432	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received supporting documentation to address high alert items. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received Cleared fraud report, however missing supporting documentation used to address high alert items. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Fraud report reflects XXX high impact items which do not appear to have been cleared by lender. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting documentation to address high alert items. - Due Diligence Vendor-XXX	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025030432	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received Grant/Warranty Deed which matches vesting on DOT/Mortgage. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Grant/Warranty Deed which matches vesting on DOT/Mortgage. - Due Diligence Vendor-XXX	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2025030432	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	XXX is Partial	Resolved-XXX is fully present - Due Diligence Vendor-XXX
Resolved-Received complete XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Loan # is on the bottom right. - Seller-XXX
Open-XXX Partially Provided XXX does not reflect the premium and policy number. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Loan # is on the bottom right. - Seller-XXX	Resolved-XXX is fully present - Due Diligence Vendor-XXX Resolved-Received complete XXX policy. - Due Diligence Vendor-XXX	Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A